INCOME TAXES	12 Months Ended
Dec. 31, 2016
INCOME TAXES
INCOME TAXES

NOTE 7 - INCOME TAXES

The Company accounts for income taxes under ASC Topic 740: Income Taxes, which requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and the tax basis of assets and liabilities, and for the expected future tax benefit to be derived from tax losses and tax credit carry-forwards.  ASC Topic 740 additionally requires the establishment of a valuation allowance to reflect the likelihood of realization of deferred tax assets.

The following table presents the current and deferred provision (benefit) for income taxes for the years ended December 31, 2016:

	2016	2015
US Net Income/(loss)	(21,151,022)	(15,246,302)
Foreign Net Income (loss)	(7,677,850)	(1,693,557)

	(28,828,872)	(16,939,859)

	2016	2015
Current:
Federal	$53,634	$(28,000)
State	101,969	48,188
Foreign	4,077	—
	$159,680	$20,188
Deferred:
Federal	$10,182,479	$(6,046,674)
State	1,996,064	(1,171,260)
Foreign	(821,416)	(958,702)
	$11,357,127	$(8,176,636)
Total provision (benefit)	$11,516,807	$(8,156,448)

The table below summarizes the differences between the Company’s effective tax rate and the statutory federal rate for the years ended December 31, 2016 and 2015.

	2016	2015
Tax benefit computed at “expected” statutory rate	$(6,018,384)	$(8,533,296)
State income taxes, net of benefit	(406,978)	(818,432)
Permanent differences :
Deemed Dividend	—	—
Stock based compensation and consulting	525,774	738,904
Transaction Cost		208,481
Other permanent differences	(345,981)	247,895
Foreign rate Differential	350,180	—
Amortization of patents and other	—	—
Change in valuation allowance	17,412,196	—

Net income tax benefit	$11,516,807	$(8,156,448)

The table below summarizes the differences between the Companies’ effective tax rate and the statutory federal rate as follows for the years ended December 31, 2016 and 2015:

	2016	2015

Computed “expected” tax expense (benefit)	(34.00)%	(34.00)%
State income taxes	(2.30)%	(3.26)%
Permanent differences	2.97%	4.75%
Timing differences	—%	—%
Change in valuation allowance	98.37%	—%

Effective tax rate	65.04%	(32.51)%

The Company has a deferred tax asset, which is summarized as follows at December 31:

	2016	2015
Deferred tax assets:
Total deferred tax assets	$17,412,196	$12,437,741
Total deferred tax liabilities	—	(1,044,997)
Less: valuation allowance	(17,412,196)	—

Net deferred tax asset	$—	$11,392,744

The details of the deferred tax asset and deferred tax liability are as follows:

	2016	2015
Accruals	$89,649	$95,356
Reserves	—	—
Fixed Assets	(6,968)	(8,634)
Intangible Assets	7,005,648	1,094,758
Inventory	—	—
State Taxes	—	19,961
Other	1,839,980	1,490,489
Charitable Contributions	4,410	—
Net Operating Loss	8,425,843	8,700,814
AMT Credit	53,634	—
Valuation Allowance	(17,412,196)	—

Net Deferred Asset/(Liability)	$—	$11,392,744

The Company does not have any taxable income in carryback years in which net operating losses (“NOLs”) can be carried back to. At December 31, 2016, the Company did not have any taxable temporary differences that will reverse and generate taxable income and was still in a cumulative loss position. Based on all the available information, including tax planning strategies and future forecast, the Company does not believe that it is more likely than not that the net deferred tax assets will be realized; therefore, a full valuation allowance has been recorded against its net deferred tax assets.

As of December 31, 2016, the Company had NOL carry-forwards for federal and state purposes of approximately $18.0 million and $12.9 million, respectively, which will begin to expire in 2032. The utilization of NOL and credit carry-forwards may be limited under the provisions of the Internal Revenue Code (“IRC”) Section 382 and similar state provisions. IRC Section 382 generally imposes an annual limitation on the amount of NOL carry-forwards that may be used to offset taxable income where a corporation has undergone significant changes in stock ownership.

As of December 31, 2016 and 2015, the Company has not recorded liability for unrecognized tax benefit. As of December 31, 2016 and 2015 the Company did not increase or decrease penalties or interest in connection with liability for unrecognized tax benefit. The Company does not expect its unrecognized tax benefits to change significantly over the next 12 months. The Company files U.S. and state income tax returns with varying statutes of limitations. The 2012 through 2015 tax years generally remain subject to examination by federal and state tax authorities.

The Company has not recognized a deferred tax liability on foreign earnings that it has declared as indefinitely reinvested. This amount may become taxable upon repatriation of assets from the subsidiaries or a sale or liquidation of the subsidiaries.  The amount of earnings designated as indefinitely reinvested offshore is based upon our expectations of the future cash needs of the Company’s foreign entities.